Long-Term Investment (Details) - shares	May 31, 2018	Mar. 13, 2018	Dec. 31, 2017
Long-Term Investment (Textual)
Shares of Wize Pharma Inc	400,000	3,333,336
Wize Pharma Inc [Member]
Long-Term Investment (Textual)
Shares of Wize Pharma Inc			8,563,254
Percent of Wize Pharma Inc's outstanding shares			8.20%